Equity - Additional Information (Detail) $ / shares in Units, S/ in Thousands, $ in Billions			12 Months Ended
	Sep. 30, 2024 PEN (S/)	Mar. 21, 2024 PEN (S/) shares	Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares	Aug. 31, 2025 PEN (S/)	Jan. 13, 2025 PEN (S/)	Aug. 29, 2024 PEN (S/)	Mar. 21, 2024 $ / shares	Mar. 04, 2024 PEN (S/) shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 06, 2023 PEN (S/)
Equity [Line Items]
Derecognized Of Put Liability	S/ 118,906
Derecognized Of Merger And Other Reserves	138,251
Fair Value Of Derecognized Of Merger And Other Reserves	7,099
Derecognized Of Translation Reserve	S/ 19,345
Percentage Of Allocate Annual Net Income			5.00%
Percentage Of Allocate Reserve Equal To Paid In Capital			10.00%
Number of shares | shares			74,012,965	73,970,299	43,917,577
Number Of Reverse Stock Split | shares												241,546,679
Ratio Of Share												5.5
Share Capital															S/ 236,547
Share premium			S/ 1,209,715	S/ 1,208,586	S/ 0										386,045
Retained earnings, profit (loss) for reporting period															2,012
Capital reserve			16,696	13,230	23,468
Capital Reduction		S/ 1,217,629
Write Off Non Controlling Interest		159,910
Merger And Other Reserves		1,076,628
Translation Reserve		S/ 18,909
Liabilities			5,531,708	5,457,780	5,912,986
Net Finance Costs			3,143
Gross carrying amount [member]
Equity [Line Items]
Liabilities			S/ 71,722
Non-controlling interests [member]
Equity [Line Items]
Dividends paid to non-controlling interests				1,150	S/ 6,841
Other reserves [member]
Equity [Line Items]
Share Capital															S/ 8,820
Heredia Investments SAC [Member]
Equity [Line Items]
Percentage of voting equity interests acquired		21.20%
Oncomdica SAS [Member]
Equity [Line Items]
Percentage of voting equity interests acquired								18.07%
Non-controlling interest in acquiree recognised at acquisition date								S/ 68,111
Top of range [member]
Equity [Line Items]
Share Capital									S/ 2	S/ 2		S/ 7,453
Class A Common Share [Member]
Equity [Line Items]
Number of shares | shares			30,095,388		241,544,679
Par value per share | $ / shares							$ 0.01				$ 12			$ 0.01
Number of shares authorised | shares		30,000,000
Sale Of Common Share | shares		30,000,000
Share premium		S/ 1,204,913
Share issue related cost				S/ 31,812	S/ 29,957
Percentage Of Preference Dividend Receive					100.00%
Dividends Paid | $						$ 1
Class A Common Share [Member] | Top of range [member]
Equity [Line Items]
Share Capital		S/ 1,112
Class B Common Share [Member]
Equity [Line Items]
Number of shares | shares			43,917,577
Par value per share | $ / shares							$ 0.1						$ 0.1